SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jul. 04, 2020
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES
(a)      Statement of Compliance
These interim financial statements have been prepared in accordance with International Accounting Standard (IAS) 34, Interim Financial Reporting, on a basis consistent with the accounting policies Norbord disclosed in its audited consolidated financial statements as at, and for the year ended December 31, 2019 unless noted otherwise in note 2(c). These interim financial statements do not contain all of the disclosures that are required in annual financial statements prepared under International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and should be read in conjunction with Norbord’s 2019 audited annual financial statements which include information necessary or useful to understanding Norbord’s business and financial statement presentation. Norbord’s interim results are not necessarily indicative of its results for a full year.

These interim financial statements were authorized for issuance by the Board of Directors of the Company on August 4, 2020.
(b)      Basis of Presentation
These interim financial statements include the accounts of the Company and all of its wholly-owned subsidiaries.
(c) Changes in Accounting Policies

(i)	Financial Instruments
In September 2019, the IASB issued amendments to IFRS 9 with regards to the interest rate benchmark reform. These amendments provide targeted relief for financial instruments qualifying for hedge accounting to address uncertainties related to the ongoing reform of interbank offered rates. The amendments became effective for the Company on January 1, 2020 and did not have any impact on its interim financial statements.

(d) Future Changes in Accounting Policies

(i)	Property, Plant and Equipment
In May 2020, the IASB issued amendments to IAS 16 with regards to sale proceeds before property, plant and equipment is available for intended use. These amendments include the requirement to recognize in earnings any proceeds and related costs from selling items produced while an asset is being prepared for its intended use, and clarify the requirement to capitalize costs of testing whether an asset is functioning properly. The amendments are effective on January 1, 2022. The Company is currently assessing the impact of these amendments on its financial statements.